Long-Term Loans - Details of Leverage Ratio (Detail)	12 Months Ended
Dec. 31, 2016
Leverage greater than 2.0 : 1 [Member]
Debt Instrument [Line Items]
Term Loan Margin % per annum	1.90%
RCF % per annum	1.90%
Leverage less than or equal to 2.0 : 1 but greater than 1.5 : 1 [Member]
Debt Instrument [Line Items]
Term Loan Margin % per annum	1.60%
RCF % per annum	1.60%
Leverage less than or equal to 1.5 : 1 but greater than 1.25 : 1 [Member]
Debt Instrument [Line Items]
Term Loan Margin % per annum	1.45%
RCF % per annum	1.45%
Leverage less than or equal to 1.25 : 1 but greater than 1.0 : 1 [Member]
Debt Instrument [Line Items]
Term Loan Margin % per annum	1.30%
RCF % per annum	1.30%
Leverage less than or equal to 1.0 : 1 [Member]l
Debt Instrument [Line Items]
Term Loan Margin % per annum	1.15%
RCF % per annum	1.15%